TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
Trade Accounts Receivable [Abstract]
TRADE ACCOUNTS RECEIVABLE

15.   TRADE ACCOUNTS RECEIVABLE

	December 31,
	2021	2022
	RMB	RMB

Amounts due from third parties	30,159	38,942
Amounts due from Sinopec Group Company and fellow subsidiaries	2,199	7,261
Amounts due from associates and joint ventures	6,536	4,240
	38,894	50,443
Less: Loss allowance for ECLs	(4,033)	(4,079)
	34,861	46,364

The ageing analysis of trade accounts receivable (net of loss allowance for ECLs) is as follows:

	December 31,
	2021	2022
	RMB	RMB

Within one year	34,180	46,039
Between one and two years	442	152
Between two and three years	221	88
Over three years	18	85
	34,861	46,364

15.   TRADE ACCOUNTS RECEIVABLE (Continued)

Loss allowance for ECLs are analyzed as follows:

	2020	2021	2022
	RMB	RMB	RMB

Balance as at January 1	1,848	3,860	4,033
Provision for the year	2,173	436	417
Written back for the year	(68)	(127)	(561)
Written off for the year	(23)	(30)	(49)
Others	(70)	(106)	239
Balance as at December 31	3,860	4,033	4,079

Sales are generally on a cash term. Credit is generally only available for major customers with well-established trading records. Amounts due from Sinopec Group Company and fellow subsidiaries are repayable under the same terms.

These receivables relate to a wide range of customers for whom there is no recent history of default.

Information about the impairment of trade accounts receivable and the Group’s exposure to credit risk can be found in Note 40.